Employee Benefit - Maturity Profile of Defined Benefit Obligation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 21,068	$ 18,062
Weight average duration of defined benefit obligation | yr	11
Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Weight average duration of defined benefit obligation | yr		11
Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Weight average duration of defined benefit obligation | yr		12
Within one year [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 877	$ 594
Between 2 and 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	1,616	1,496
Between 5 and 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	3,183	2,431
Beyond 10 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected payments	$ 15,392	$ 13,541